Employee benefits - Summary of Assumptions Used in Accounting for Pension and Post Retirement Medical Plans (Detail)	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Pension benefits [Member] | Bottom of range [member]
Disclosure of defined benefit plans [line items]
Discount rate	6.50%	6.00%	6.10%
Rate of increase in compensation level of covered employees	6.00%	5.75%	5.00%
Pension benefits [Member] | Top of range [member]
Disclosure of defined benefit plans [line items]
Discount rate	7.10%	6.90%	6.90%
Rate of increase in compensation level of covered employees	10.00%	10.00%	10.00%
Post retirement medical benefits [Member]
Disclosure of defined benefit plans [line items]
Discount rate	7.20%	6.90%	6.90%
Increase in health care cost	6.00%	6.00%	6.00%